Remaining performance obligations	12 Months Ended
Sep. 30, 2021
Disclosure of performance obligations [abstract]
Remaining performance obligations	Remaining performance obligationsRemaining performance obligations relates to Company’s performance obligations that are partially or fully unsatisfied under fixed-fee arrangements.The amount of the selling price allocated to remaining performance obligations as at September 30, 2021 is $939,499,000 ($824,854,000 as at September 30, 2020) and is expected to be recognized as revenue within a weighted average of 1.8 years (1.4 years as at September 30, 2020).